SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 09, 2021	May 12, 2021	Jan. 09, 2021	Jul. 09, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 13, 2020
Property, Plant and Equipment [Line Items]
Federal Deposit Insurance Company					$ 250,000		$ 250,000		$ 250,000
Amount of Inventory reserve									33,062
Depreciation expense					32,430	$ 30,102	96,355	$ 85,875	117,340	$ 17,143
Deposits									31,173
Stock based compensation							1,019,075	$ 78,590	165,590	1,701,316
Valuation allowance									5,300,000
Operating loss carryforwards									21,000,000.0
Increase in valuation allowance										$ 70,000,000
Federal net operating losses									800,000,000.0
Federal net operating losses expired amount if not utilized									$ 1,300,000,000
Cash compensation					$ 12,500		12,500
warrant							$ 79,550
Minimum [Member]
Property, Plant and Equipment [Line Items]
Operating loss carryforwards expiration year									2031
Maximum [Member]
Property, Plant and Equipment [Line Items]
Operating loss carryforwards expiration year									2037
Consulting Agreement [Member]
Property, Plant and Equipment [Line Items]
Shares due		250,000		600,000							250,000
Fair falue of shares			$ 0.35	$ 0.29
Fair value of share				$ 174,000
Stock based compensation				$ 165,590
Shares to be issued				350,000							250,000
Restricted common shares issued	350,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	$ 122,500
Consulting Agreement [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Shares to be issued	350,000		250,000
Consulting Agreement 1 [Member]
Property, Plant and Equipment [Line Items]
Fair falue of shares		$ 0.256	$ 0.35
Restricted common shares issued	250,000	250,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures		$ 64,045	$ 87,500
Options [Member] | Chairman [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					275,000		275,000
Share Price					$ 0.29		$ 0.29